Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended	2 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended		14 Months Ended	16 Months Ended	18 Months Ended	24 Months Ended	28 Months Ended	36 Months Ended	40 Months Ended	48 Months Ended	52 Months Ended	60 Months Ended	64 Months Ended	72 Months Ended	76 Months Ended	84 Months Ended	88 Months Ended	96 Months Ended	100 Months Ended	108 Months Ended	112 Months Ended	120 Months Ended
	Oct. 24, 2025	Oct. 07, 2024	Jun. 11, 2024	Aug. 01, 2016	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2016	Nov. 30, 2024	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2025	Nov. 30, 2017	Nov. 30, 2025	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2025	Nov. 30, 2025
C000146024 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										U.S. GOVERNMENT SELECT PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/WCGXX)
Accumulated Value					$ 10,000						$ 10,020.31				$ 10,086.71		$ 10,246.55		$ 10,464.82		$ 10,520.01		$ 10,523.03		$ 10,628.43		$ 11,142.13		$ 11,724.24		$ 12,223.61
C000003421 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										U.S. GOVERNMENT SELECT PORTFOLIO (SHARES/BGSXX)
Accumulated Value					5,000,000						5,010,155				5,043,356		5,123,276.5		5,232,411		5,260,009		5,261,512		5,314,210.5		5,571,062		5,862,114		6,111,798.5
C000003422 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										U.S. GOVERNMENT SELECT PORTFOLIO (SERVICE SHARES/BSCXX)
Accumulated Value					10,000						10,020.31				10,086.65		10,246.5		10,464.77		10,519.97		10,522.97		10,628.37		11,142.07		11,724.17		12,223.54
C000003449 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										U.S. GOVERNMENT PORTFOLIO (SHARES/BNGXX)
Accumulated Value					5,000,000						5,005,325				5,036,161		5,113,943		5,221,045		5,246,612		5,247,449.5		5,299,072		5,551,953.5		5,838,316.5		6,082,443
C000003457 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										LIQUID ASSETS PORTFOLIO (SHARES/NILAP)
Accumulated Value					10,000						10,045.684				10,131.413		10,311.257		10,545.672		10,613.781		10,618.426		10,757.635		11,303.488		11,915.548		12,442.454
C000070154 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										TREASURY PORTFOLIO (PREMIER SHARES/NTPXX)
Accumulated Value				$ 10,000				$ 10,007					$ 10,072			$ 10,232		$ 10,449		$ 10,501		$ 10,502		$ 10,610		$ 11,119		$ 11,695		$ 12,186
C000070152 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										TREASURY PORTFOLIO (SHARES/NITXX)
Accumulated Value					5,000,000						5,011,284				5,046,511		5,128,926		5,240,467		5,268,968		5,269,498		5,325,702		5,583,643		5,875,900		6,125,520
C000232976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										TREASURY PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWSXX)
Accumulated Value					$ 10,000						$ 10,023				$ 10,093		$ 10,258		$ 10,481		$ 10,538		$ 10,539		$ 10,651		$ 11,167		$ 11,752		$ 12,251
C000250980 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										TREASURY INSTRUMENTS PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWIXX)
Accumulated Value	$ 10,000					$ 10,040.952
C000193056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										TREASURY INSTRUMENTS PORTFOLIO (SHARES/NTYXX)
Accumulated Value		$ 5,000,000					$ 5,035,062					$ 5,252,480.5
C000193058 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										TREASURY INSTRUMENTS PORTFOLIO (PREMIER SHARES/NPYXX)
Accumulated Value			$ 10,000						$ 10,236.615					$ 10,673.326